UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06190 )

Exact name of registrant as specified in charter: Putnam International Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Australia (1.4%)
AMP, Ltd.	315,234	$2,650,030
BHP Billiton, Ltd.	481,696	11,649,336
Macquarie Airports	537,488	1,735,177
Macquarie Bank, Ltd.	726,054	48,611,512
Macquarie CountryWide Trust	861,086	1,442,179
Macquarie Infrastructure Group	244,017	758,147
National Australia Bank, Ltd.	199,892	6,533,998
QBE Insurance Group, Ltd.	160,211	4,088,427
St. George Bank, Ltd.	61,456	1,741,833
Telstra Corp., Ltd.	127,416	480,410
Westpac Banking Corp.	591,288	12,606,133
Woolworths, Ltd.	75,807	1,667,711
		93,964,893

Austria (0.6%)
Telekom Austria AG	1,537,307	38,407,253

Belgium (1.9%)
Delhaize Group	802,028	73,691,931
InBev NV	745,417	53,798,955
UCB SA	23,352	1,358,597
		128,849,483

Brazil (1.1%)
Companhia de Bebidas das Americas (AmBev) ADR	14,900	818,904
Companhia Vale do Rio Doce (CVRD) ADR	57,093	2,111,870
Perdigao SA	72,900	977,193
Petroleo Brasileiro SA ADR	714,845	71,134,226
Tam SA ADR	39,600	1,051,776
		76,093,969

Canada (0.4%)
Agnico-Eagle Mines, Ltd.	7,000	247,948
Alcan Aluminum, Ltd.	8,765	457,602
Astral Media, Inc.	22,000	767,242
Bank of Montreal	25,597	1,548,211
Bank of Nova Scotia	7,900	364,536
Barrick Gold Corp.	15,054	430,189
CAE, Inc.	30,000	338,596
Canadian Imperial Bank of Commerce	18,034	1,567,473
Canadian National Railway Co.	25,101	1,108,825
CGI Group, Inc. (NON)	58,200	503,892
Cognos, Inc. (NON)	9,400	370,226
EnCana Corp.	23,600	1,195,662
Finning International, Inc.	10,864	501,966
Fortis, Inc.	15,100	366,922
Goldcorp, Inc. (New York Exchange)	23,100	555,306
Husky Energy, Inc.	15,501	1,084,680
Imperial Oil, Ltd. (Toronto Exchange)	25,527	947,823
ING Canada, Inc.	5,974	268,304
Manulife Financial Corp.	34,187	1,177,430
Methanex Corp.	30,194	673,976
National Bank of Canada	17,942	972,513
Open Text Corp. (NON)	32,900	733,236
Petro-Canada	28,466	1,114,982
Research in Motion, Ltd. (NON)	2,572	351,427
Royal Bank of Canada	25,856	1,289,772
Talisman Energy, Inc.	73,678	1,294,974
Teck Cominco, Ltd. Class B	43,764	3,055,925
TransCanada Corp.	37,667	1,253,170
Yamana Gold, Inc.	25,600	370,664
		24,913,472

Chile (--%)
Banco Santander Chile SA ADR	18,900	942,543

China (0.1%)
China Petroleum & Chemical Corp.	734,000	620,911
China Shenhua Energy Co., Ltd.	1,092,000	2,641,293
Dongfeng Motor Group Co., Ltd. (NON)	1,578,000	860,298
Guangzhou R&F Properties Co., Ltd.	537,600	1,197,128
Yanzhou Coal Mining Co., Ltd.	1,128,000	1,079,799
		6,399,429

Czech Republic (--%)
CEZ AS	30,857	1,385,635

Denmark (--%)
Genmab A/S (NON)	4,850	295,589

Egypt (--%)
El Sewedy Cables Holding Co. (NON)	109,859	849,152
Telecom Egypt	470,369	1,327,858
		2,177,010

Finland (1.7%)
Metso Corp.	333,540	17,614,619
Nokia OYJ	3,985,076	91,685,516
Sampo OYJ Class A	160,300	4,863,184
		114,163,319

France (10.3%)
Alstom (NON)	12,230	1,586,529
Axa SA	3,152,538	133,612,196
Bouygues SA	11,684	902,555
EDF Energies Nouvelles SA	18,696	1,138,144
Electricite de France	38,700	3,243,193
France Telecom SA	2,879,765	76,022,574
France Telecom SA 144A	147,848	3,903,022
Pernod-Ricard SA	21,539	4,366,499
Peugeot SA	771,166	54,328,975
Pinault-Printemps-Redoute SA	22,043	3,523,546
Renault SA	338,849	39,613,317
Sanofi-Synthelabo SA	33,363	2,900,180
Schneider Electric SA	684,322	86,836,054
Schneider Electric SA (New) (NON)	37,823	4,646,465
Societe Generale	833,520	143,988,714
Sodexho Alliance SA	18,994	1,390,129
SOITEC (NON)	65,896	1,571,518
Total SA	2,029,545	142,142,198
Vallourec SA	5,585	1,428,737
Veolia Environnement	111,433	8,282,012
		715,426,557

Germany (11.6%)
Adidas-Salomon AG	1,809,616	98,709,133
Allianz SE	756,578	155,579,825
BASF AG	1,371,272	153,992,104
Bayerische Motoren Werke (BMW) AG	482,254	28,482,075
Commerzbank AG	953,304	42,198,187
Deutsche Bank AG	468,546	63,040,441
E.On AG	27,227	3,679,976
Henkel KGaA	20,218	2,713,208
Henkel KGaA (Preference)	208,630	30,847,566
MAN AG	12,862	1,494,193
Merck KGaA	186,658	24,059,565
Merck KGaA 144A	147,290	18,985,167
MTU Aero Engines Holding AG	81,949	4,864,008
Praktiker Bau- und Heimwerkermaerkte AG	281,739	9,939,365
RWE AG	626,679	66,274,914
Salzgitter AG	565,739	82,417,553
SAP AG	50,984	2,274,517
Siemens AG	60,344	6,446,993
ThyssenKrupp AG	159,471	7,887,358
		803,886,148

Greece (2.3%)
Cosmote Mobile Communications SA	88,880	2,660,838
EFG Eurobank Ergasias SA 144A	309,750	12,656,441
EFG Eurobank Ergasias SA	2,081,637	85,056,063
Hellenic Telecommunication Organization (OTE) SA (NON)	2,014,292	55,084,731
Hellenic Telecommunication Organization (OTE) SA 144A
(NON)	18,500	505,918
National Bank of Greece SA	54,655	2,897,339
		158,861,330

Hong Kong (1.0%)
BOC Hong Kong Holdings, Ltd.	1,633,500	3,959,417
Cheung Kong Infrastructure Holdings, Ltd.	138,000	480,375
China Netcom Group Corp., Ltd.	11,396,000	29,751,904
Esprit Holdings, Ltd.	296,500	3,477,678
Great Eagle Holdings, Ltd.	6,789,000	23,024,162
Hong Kong Exchanges and Clearing, Ltd.	573,000	5,584,145
Hopson Development Holdings, Ltd.	562,000	1,411,131
Hutchinson Telecommunications International, Ltd. (NON)	89,000	180,417
		67,869,229

Hungary (0.4%)
MOL Magyar Olaj- es Gazipari Rt.	227,820	26,240,243

Indonesia (--%)
Bank Rakyat Indonesia	1,401,500	776,050
PT Telekomunikasi	1,257,000	1,357,615
		2,133,665

Ireland (2.5%)
Allied Irish Banks PLC	1,660,723	49,229,908

Bank of Ireland PLC (Dublin Exchange)	626,003	13,499,814
CRH PLC	957,154	40,898,808
Experian Group, Ltd.	4,674,976	53,854,379
Experian Group, Ltd. 144A	280,135	3,227,075
Smurfit Kappa PLC (NON)	142,307	3,553,421
Smurfit Kappa PLC 144A (NON)	297,264	7,422,715
		171,686,120

Israel (--%)
Bank Hapoalim BM	239,203	1,149,372
Partner Communications Co., Ltd.	60,367	888,066
Teva Pharmaceutical Industries, Ltd. ADR (S)	34,330	1,284,972
		3,322,410

Italy (0.3%)
Parmalat SpA (NON)	365,777	1,570,277
Piaggio & C. SpA (NON)	1,603,917	8,154,562
Piaggio & C. SpA 144A (NON)	62,400	317,251
Saipem SpA	92,930	2,705,150
Saras SpA	196,149	1,151,129
UniCredito Italiano SpA	864,137	8,221,410
		22,119,779

Japan (23.9%)
Aeon Co., Ltd.	1,196,100	23,865,130
Aeon Co., Ltd. 144A	84,300	1,681,992
Asahi Glass Co., Ltd.	68,000	957,820
Asahi Kasei Corp.	4,885,000	35,586,093
Astellas Pharma, Inc.	1,768,600	76,281,949
Canon, Inc.	815,392	43,822,647
Chiyoda Corp.	2,074,000	45,519,528
Chubu Electric Power, Inc.	45,200	1,554,254
Credit Saison Co., Ltd.	59,500	1,960,095
Dai Nippon Printing Co., Ltd.	2,771,000	43,618,900
Daiichi Sankyo Co., Ltd.	2,357,900	72,270,496
Daito Trust Construction Co., Ltd.	1,214,500	57,229,368
Denso Corp.	150,100	5,581,915
Dowa Mining Co., Ltd. (Rights) (F)(NON)	350,000	2,972
East Japan Railway Co.	13,675	106,585,583
Fuji Pharma Co., Ltd.	52,000	688,742
Fuji Photo Film Cos., Ltd.	2,406,000	98,462,557
Fuji Television Network, Inc.	1,070	2,480,132
Glory, Ltd.	36,700	715,117
Hogy Medical Co., Ltd.	42,600	1,992,919
Honda Motor Co., Ltd.	44,000	1,535,405
Hoya Corp.	220,100	7,306,767
Japan Tobacco, Inc.	13,152	64,654,508
JSR Corp.	76,100	1,757,446
Kansai Electric Power, Inc.	57,100	1,643,479
KDDI Corp.	161	1,286,305
Komatsu, Ltd.	271,700	5,720,971
Konica Corp.	95,000	1,248,599
Kubota Corp.	90,000	789,353
Kyushu Electric Power Co., Inc.	38,800	1,103,583
Lawson, Inc.	891,300	34,280,769
Matsushita Electric Industrial Co., Ltd.	5,090,000	102,638,394
Mitsubishi Corp.	2,026,000	47,046,273
Mitsubishi UFJ Financial Group, Inc.	795	8,977,331
Mitsui & Co., Ltd.	150,000	2,801,834
Mitsui Fudosan Co., Ltd.	149,000	4,377,144
Mitsui O.S.K Lines, Ltd.	5,986,000	66,477,229
Mizuho Financial Group, Inc.	9,041	58,262,175
Murata Manufacturing Co., Ltd.	16,700	1,219,392
NET One Systems Co., Ltd.	2,431	2,889,625
Nippon Electric Glass Co., Ltd.	3,138,000	55,017,575
Nippon Steel Corp.	797,000	5,602,955
Nippon Telegraph & Telephone (NTT) Corp.	286	1,512,804
Nissan Motor Co., Ltd.	7,350,900	78,826,513
Nomura Securities Co., Ltd.	332,300	6,926,443
NSK, Ltd.	3,704,000	35,348,073
NTT DoCoMo, Inc.	1,161	2,148,905
Omron Corp.	1,451,800	39,074,597
Ono Pharmaceutical Co., Ltd.	739,000	41,411,105
Onward Kashiyama Co., Ltd.	66,000	918,441
ORIX Corp.	249,320	64,986,619
Osaka Gas Co., Ltd.	13,010,000	50,480,302
Rohm Co., Ltd.	14,600	1,325,132
Sankyo Co., Ltd.	57,600	2,533,265
SMC Corp.	27,200	3,651,146
So-net M3, Inc. (NON) (S)	199	638,665
Sony Corp.	67,600	3,437,969
Sumco Corp.	45,500	1,892,936
Sumco Corp. 144A	49,200	2,046,867
Sumitomo Electric Industries, Ltd.	195,400	2,972,973
Sumitomo Mitsui Banking Corp.	654,000	6,824,300
Suzuken Co., Ltd.	28,400	1,007,913
Suzuki Motor Corp.	2,365,800	61,465,003
Terumo Corp.	1,245,300	48,530,540
Toho Gas Co., Ltd.	5,340,000	27,475,293
Tokyo Electric Power Co.	32,600	1,115,453

Tokyo Gas Co., Ltd.	229,000	1,277,407
TonenGeneral Sekiyu KK	229,000	2,558,703
Tostem Inax Holding Corp.	26,300	570,526
Toyo Suisan Kaisha, Ltd.	22,000	433,350
Toyota Industries Corp.	32,900	1,558,686
Toyota Motor Corp.	264,300	16,942,308
Trend Micro, Inc.	1,895,500	51,821,277
		1,659,208,835

Kazakhstan (--%)
Kazkommertsbank GDR (NON)	17,834	345,980
Kazkommertsbank GDR 144A (NON)	35,135	681,619
		1,027,599

Malaysia (0.1%)
Digi.com Berhad	48,900	264,592
IJM Corp. Berhad	549,000	1,374,089
IOI Corp. Berhad	202,000	1,291,725
Public Bank Berhad	454,000	1,182,292
		4,112,698

Mexico (--%)
Axtel SA de CV (NON)	210,520	837,122
Cemex SA de CV ADR (NON)	17,900	586,225
		1,423,347

Netherlands (1.1%)
Aegon NV	200,415	3,992,803
Akzo Nobel NV	58,638	4,451,316
Endemol NV	53,588	1,673,696
ING Groep NV	85,398	3,609,111
Koninklijke (Royal) KPN NV	112,022	1,744,138
TNT NV	1,256,459	57,597,147
Unilever NV	33,131	964,428
		74,032,639

Norway (2.8%)
DnB Holdings ASA	5,010,968	70,755,884
Electromagnetic GeoServices AS (NON)	95,664	2,290,684
Electromagnetic GeoServices AS 144A (NON)	21,390	475,224
Fred Olsen Energy ASA (S)	17,800	891,992
Schibsted ASA	278,118	12,266,412
Statoil ASA (S)	4,028,356	109,718,405
Telenor ASA	51,000	906,458
		197,305,059

Philippines (--%)
Megaworld Corp.	9,545,600	663,439
Philippine Long Distance Telephone Co.	22,440	1,175,539
		1,838,978

Poland (--%)
Globe Trade Centre SA (NON)	62,327	1,108,906

Portugal (0.1%)
Banco Comercial Portugues SA	1,823,012	6,596,866

Russia (0.1%)
Gazprom	395,710	4,135,170
Lukoil	31,932	2,758,925
Mobile Telesystems ADR	15,255	853,670
TMK OAO 144A GDR (NON)	21,870	734,832
		8,482,597

Singapore (1.0%)
Chartered Semiconductor Manufacturing, Ltd. (NON)	22,938,000	21,929,254
Oversea-Chinese Banking Corp.	885,000	5,251,533
SembCorp Industries, Ltd.	147,580	496,247
Singapore Airlines, Ltd.	223,000	2,440,694
Singapore Exchange, Ltd.	7,148,000	30,869,256
Singapore Telecommunications, Ltd.	537,700	1,162,825
StarHub, Ltd.	1,634,294	3,070,968
StarHub, Ltd. 144A	821,856	1,544,333
		66,765,110

South Africa (0.1%)
Gold Fields, Ltd.	16,248	300,653
Gold Fields, Ltd. ADR	30,851	570,126
Impala Platinum Holdings, Ltd.	26,162	820,669
Sasol, Ltd.	36,984	1,231,579
Telkom SA, Ltd.	58,034	1,325,360
		4,248,387

South Korea (0.7%)
Daegu Bank	47,260	859,273
Hankook Tire Co., Ltd.	53,230	882,922

Hyundai Mipo Dockyard	7,410	1,366,970
INI Steel Co.	853,860	32,502,061
Kookmin Bank	56,518	5,071,897
Korean Air Lines Co., Ltd.	182	7,112
LG Electronics, Inc.	15,110	1,031,432
LG Engineering & Construction, Ltd.	12,564	1,124,815
POSCO	3,233	1,357,826
Samsung Electronics Co., Ltd.	4,492	2,688,991
Samsung Electronics Co., Ltd. GDR	372	113,181
Shinhan Financial Group Co., Ltd.	49,460	2,839,809
Shinhan Financial Group Co., Ltd. ADR	1,900	216,372
		50,062,661

Spain (2.8%)
Banco Bilbao Vizcaya Argentaria SA	7,076,727	173,682,794
Banco Santander Central Hispano SA	382,217	6,818,601
Gas Natural SDG SA	57,495	2,698,574
Iberdrola SA	60,429	2,855,649
Iberia Lineas Aereas de Espana SA	756,760	4,031,902
Telefonica SA	165,133	3,638,285
		193,725,805

Sweden (2.2%)
Hennes & Mauritz AB Class B	1,556,167	89,609,112
Lindab International AB	26,700	594,719
Sandvik AB	92,000	1,634,103
Skanska AB Class B	25,000	556,853
Telefonaktiebolaget LM Ericsson AB Class B	16,100,852	59,272,317
Volvo AB Class B	10,870	915,539
		152,582,643

Switzerland (11.3%)
Arpida, Ltd. (NON)	11,437	301,246
Basilea Pharmaceutica AG (NON)	1,857	431,425
Basilea Pharmaceutical 144A (NON)	353	82,010
Clariant AG (NON)	156,163	2,680,055
Credit Suisse Group	2,272,780	163,129,818
Julius Baer Holding, Ltd. Class B	29,052	3,964,789
Nestle SA	257,865	100,448,277
Nobel Biocare Holding AG	355,880	129,767,750
Novartis AG	153,229	8,790,897
Roche Holding AG	939,767	166,309,906
Santhera Pharmaceuticals (NON)	3,528	339,761
Speedel Holding AG (NON)	1,734	255,911
Straumann Holding AG	3,047	874,047
Swisscom AG	237,422	85,840,492
Synthes, Inc.	7,449	919,705
Xstrata PLC (London Exchange)	52,263	2,685,853
Zurich Financial Services AG	405,703	117,129,251
		783,951,193

Taiwan (0.2%)
AU Optronics Corp.	2,616,000	3,739,854
China Life Insurance Co. (NON)	1,906,000	843,949
Chunghwa Telecom Co., Ltd.	1,027,000	1,989,684
Formosa Chemicals & Fibre Corp.	435,000	834,870
Media Tek, Inc.	74,000	849,906
Mega Financial Holdings Co., Ltd.	3,249,000	2,121,090
Taiwan Semiconductor Manufacturing Co., Ltd.	328,000	673,131
Wistron Corp.	731,052	1,109,195
Wistron NeWeb Corp.	343,000	1,008,702
		13,170,381

Turkey (--%)
Dogan Yayin Holding AS (NON)	1	2
Turkcell Iletisim Hizmet AS	182,320	931,275
		931,277

United Arab Emirates (--%)
Emaar Properties	454,374	1,367,404

United Kingdom (16.5%)
3i Group PLC	84,298	1,884,128
Aegis Group PLC	738,904	2,180,690
BAE Systems PLC	670,027	6,064,079
Barclays PLC	5,910,926	83,850,475
Barratt Developments PLC	2,815,381	61,208,846
BAT Industries PLC	146,409	4,577,269
BHP Billiton PLC	7,544,293	168,175,682
BP PLC	15,778,424	171,363,152
Centrica PLC	625,170	4,754,035
Davis Service Group PLC	357,926	4,102,078
easyJet PLC (NON)	69,919	954,705
GKN PLC	134,891	1,012,494
GlaxoSmithKline PLC	228,861	6,290,468
IMI PLC	2,812,942	32,099,888
Imperial Chemical Industries PLC	3,194,976	31,430,576
J Sainsbury PLC	335,066	3,622,537

John Wood Group PLC			104,341	551,719
Kelda Group PLC			132,211	2,439,974
Ladbrokes PLC			3,938,759	31,191,771
Man Group PLC			4,083,715	44,592,636
Mitchells & Butlers PLC			3,003,434	46,505,848
Next PLC			41,540	1,838,107
Pennon Group PLC			209,259	2,406,486
Punch Taverns PLC			3,443,936	84,496,023
Reckitt Benckiser PLC			2,607,614	135,752,515
Rentokil Initial PLC			202,313	648,823
Rio Tinto PLC			143,256	8,179,466
Royal Bank of Scotland Group PLC			3,256,668	127,124,687
Scottish and Southern Energy PLC			79,438	2,408,495
Scottish Power PLC			202,267	3,183,683
SIG PLC			59,704	1,489,489
Travis Perkins PLC			1,448,889	57,355,865
Vodafone Group PLC			2,931,454	7,815,083
				1,141,551,772

United States (--%)
Brookfield Properties Corp.			10,470	426,448
IPSCO, Inc.			5,000	657,370
				1,083,818

Total common stocks (cost $5,584,852,553)				$6,823,716,051

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Fuji Television Network, Inc. Structured Exercise Call Warrants 144A
(issued by Merrill Lynch International & Co.) (Japan)	11/23/07	--	131	$302,922
MSCI Daily TR Net Emerging Markets India USD
Structured USD Composite European Style Call Warrants 144A
(issued by Merrill Lynch International & Co.)	10/06/07	--	2,649	988,675

Total warrants (cost $1,134,618)				$1,291,597

SHORT-TERM INVESTMENTS (2.0%)(a)

			Principal
			amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.10% to 5.59% and
due dates ranging from April 2, 2007 to May 29, 2007
(d)			$43,817,428	$43,798,422
U.S. Treasury Bills for an effective yield of 5.08%,
April 26, 2007.			2,117,000	2,109,564
U.S. Treasury Bills for an effective yield of 4.98%,
September 27, 2007.			2,116,000	2,064,867
Putnam Prime Money Market Fund (e)			89,033,947	89,033,947

Total short-term investments (cost $137,006,800)				$137,006,800

TOTAL INVESTMENTS

Total investments (cost $5,722,993,971) (b)				$6,962,014,448

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/07 (aggregate face value $1,402,427,780) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$592,640,244	$575,971,819	4/18/07	$16,668,425
British Pound	351,318,291	346,975,346	6/20/07	4,342,945
Euro	337,746,703	334,237,482	6/20/07	3,509,221
Japanese Yen	55,810,177	56,111,353	5/16/07	(301,176)
Norwegian Krone	38,730,536	38,331,031	6/20/07	399,505
Swedish Krona	16,952,249	16,857,710	6/20/07	94,539
Swiss Franc	34,016,957	33,943,039	6/20/07	73,918

Total				$24,787,377

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/07 (aggregate face value $1,304,902,616) (Unaudited)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$110,432,833	$106,980,625	4/18/07	$(3,452,208)
British Pound	16,966,572	16,648,562	6/20/07	(318,010)
Canadian Dollar	24,142,667	23,716,982	4/18/07	(425,685)
Euro	225,869,270	224,791,573	6/20/07	(1,077,697)
Hong Kong Dollar	64,216,680	64,346,259	5/16/07	129,579
Japanese Yen	356,899,092	350,956,520	5/16/07	(5,942,572)
Norwegian Krone	27,278,681	26,928,864	6/20/07	(349,817)
Swedish Krona	73,688,243	73,196,698	6/20/07	(491,545)
Swiss Franc	419,337,585	417,336,533	6/20/07	(2,001,052)

Total				$(13,929,007)

     NOTES

(a) Percentages indicated are based on net assets of $6,930,899,076.

(b) The aggregate identified cost on a tax basis is $5,754,882,942, resulting in gross unrealized appreciation and depreciation of $1,275,511,847 and $68,380,341, respectively, or net unrealized appreciation of $1,207,131,506.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2007, the value of securities loaned amounted to $41,617,749. The fund received cash collateral of $43,798,422 which is pooled with collateral of other Putnam funds into 32 issue of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $1,524,699 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $1,348,906,487 and $1,335,038,745, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees.

(S) Securities on loan, in part or in entirety, at March 31, 2007.

At March 31, 2007, liquid assets totaling $109,675,131 have been designated as collateral for open forward commitments and forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts and Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentration greater than 10% at March 31, 2007 (as a percentage of net assets):
Banking	13.8%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: May 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 29, 2007